SEGMENT INFORMATION (Net sales and long lived assets by geographic areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Net sales	$ 16,090,744	$ 8,735,435	$ 10,192,818
Non-current assets	7,333,834	7,413,264	7,483,419
Mexico
Disclosure of geographical areas [line items]
Net sales	8,990,868	4,660,278	5,477,690
Non-current assets	4,789,273	4,726,342	4,584,802
Southern region
Disclosure of geographical areas [line items]
Net sales	3,377,596	1,762,785	1,704,132
Non-current assets	861,149	919,490	1,008,860
Brazil and Other markets
Disclosure of geographical areas [line items]
Net sales	3,722,280	2,312,372	3,010,996
Non-current assets	$ 1,683,412	$ 1,767,432	$ 1,889,757